Distribution Date:	12/12/22	GS Mortgage Securities Trust 2016-GS2
Determination Date:	12/06/22
Next Distribution Date:	01/12/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2016-GS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Additional Information	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw	(305) 695-5600
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Veritas Pool 2 Special	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17	Servicer
Principal Prepayment Detail	18		General	(305) 229-6465
Historical Detail	19		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	20	Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	Torchlight Investors LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252TAN5	1.478000%	11,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252TAP0	2.635000%	137,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252TAQ8	2.791000%	165,000,000.00	160,847,305.81	22,775.09	374,104.03	0.00	0.00	396,879.12	160,824,530.72	38.19%	30.00%
A-4	36252TAR6	3.050000%	187,977,000.00	187,977,000.00	0.00	477,774.88	0.00	0.00	477,774.88	187,977,000.00	38.19%	30.00%
A-AB	36252TAS4	2.922000%	23,162,000.00	16,031,783.63	429,606.53	39,037.39	0.00	0.00	468,643.92	15,602,177.10	38.19%	30.00%
A-S	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00	30.56%	24.00%
B	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00	23.39%	18.38%
C	36252TAY1	4.698865%	35,656,000.00	35,656,000.00	0.00	139,618.93	0.00	0.00	139,618.93	35,656,000.00	17.35%	13.63%
D	36252TAA3	2.753000%	42,223,000.00	42,223,000.00	0.00	96,866.60	0.00	0.00	96,866.60	42,223,000.00	10.19%	8.00%
E	36252TAE5	4.698865%	20,643,000.00	20,643,000.00	0.00	80,832.22	0.00	0.00	80,832.22	20,643,000.00	6.68%	5.25%
F	36252TAG0	4.698865%	7,506,000.00	7,506,000.00	0.00	29,391.40	0.00	0.00	29,391.40	7,506,000.00	5.41%	4.25%
G*	36252TAJ4	4.698865%	31,903,230.00	31,903,230.00	0.00	116,011.27	0.00	0.00	116,011.27	31,903,230.00	0.00%	0.00%
R	36252TAL9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,643,231.00	590,049,319.44	452,381.62	1,609,457.65	0.00	0.00	2,061,839.27	589,596,937.82

X-A	36252TAT2	1.728915%	570,488,000.00	409,894,089.44	0.00	590,560.13	0.00	0.00	590,560.13	409,441,707.82
X-B	36252TAU9	0.939865%	42,224,000.00	42,224,000.00	0.00	33,070.70	0.00	0.00	33,070.70	42,224,000.00
X-D	36252TAC9	1.945865%	42,223,000.00	42,223,000.00	0.00	68,466.87	0.00	0.00	68,466.87	42,223,000.00
Notional SubTotal			654,935,000.00	494,341,089.44	0.00	692,097.70	0.00	0.00	692,097.70	493,888,707.82

Deal Distribution Total					452,381.62	2,301,555.35	0.00	0.00	2,753,936.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252TAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252TAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252TAQ8	974.83215642	0.13803085	2.26729715	0.00000000	0.00000000	0.00000000	0.00000000	2.40532800	974.69412558
A-4	36252TAR6	1,000.00000000	0.00000000	2.54166669	0.00000000	0.00000000	0.00000000	0.00000000	2.54166669	1,000.00000000
A-AB	36252TAS4	692.15886495	18.54790303	1.68540670	0.00000000	0.00000000	0.00000000	0.00000000	20.23330973	673.61096192
A-S	36252TAV7	1,000.00000000	0.00000000	2.74333341	0.00000000	0.00000000	0.00000000	0.00000000	2.74333341	1,000.00000000
B	36252TAW5	1,000.00000000	0.00000000	3.13250000	0.00000000	0.00000000	0.00000000	0.00000000	3.13250000	1,000.00000000
C	36252TAY1	1,000.00000000	0.00000000	3.91572050	0.00000000	0.00000000	0.00000000	0.00000000	3.91572050	1,000.00000000
D	36252TAA3	1,000.00000000	0.00000000	2.29416669	0.00000000	0.00000000	0.00000000	0.00000000	2.29416669	1,000.00000000
E	36252TAE5	1,000.00000000	0.00000000	3.91572058	0.00000000	0.00000000	0.00000000	0.00000000	3.91572058	1,000.00000000
F	36252TAG0	1,000.00000000	0.00000000	3.91572076	0.00000000	0.00000000	0.00000000	0.00000000	3.91572076	1,000.00000000
G	36252TAJ4	1,000.00000000	0.00000000	3.63634873	0.27937171	7.56079463	0.00000000	0.00000000	3.63634873	1,000.00000000
R	36252TAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252TAT2	718.49730308	0.00000000	1.03518414	0.00000000	0.00000000	0.00000000	0.00000000	1.03518414	717.70433001
X-B	36252TAU9	1,000.00000000	0.00000000	0.78322044	0.00000000	0.00000000	0.00000000	0.00000000	0.78322044	1,000.00000000
X-D	36252TAC9	1,000.00000000	0.00000000	1.62155389	0.00000000	0.00000000	0.00000000	0.00000000	1.62155389	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	374,104.03	0.00	374,104.03	0.00	0.00	0.00	374,104.03	0.00
A-4	11/01/22 - 11/30/22	30	0.00	477,774.88	0.00	477,774.88	0.00	0.00	0.00	477,774.88	0.00
X-A	11/01/22 - 11/30/22	30	0.00	590,560.13	0.00	590,560.13	0.00	0.00	0.00	590,560.13	0.00
X-B	11/01/22 - 11/30/22	30	0.00	33,070.70	0.00	33,070.70	0.00	0.00	0.00	33,070.70	0.00
A-AB	11/01/22 - 11/30/22	30	0.00	39,037.39	0.00	39,037.39	0.00	0.00	0.00	39,037.39	0.00
A-S	11/01/22 - 11/30/22	30	0.00	123,554.25	0.00	123,554.25	0.00	0.00	0.00	123,554.25	0.00
B	11/01/22 - 11/30/22	30	0.00	132,266.68	0.00	132,266.68	0.00	0.00	0.00	132,266.68	0.00
C	11/01/22 - 11/30/22	30	0.00	139,618.93	0.00	139,618.93	0.00	0.00	0.00	139,618.93	0.00
D	11/01/22 - 11/30/22	30	0.00	96,866.60	0.00	96,866.60	0.00	0.00	0.00	96,866.60	0.00
X-D	11/01/22 - 11/30/22	30	0.00	68,466.87	0.00	68,466.87	0.00	0.00	0.00	68,466.87	0.00
E	11/01/22 - 11/30/22	30	0.00	80,832.22	0.00	80,832.22	0.00	0.00	0.00	80,832.22	0.00
F	11/01/22 - 11/30/22	30	0.00	29,391.40	0.00	29,391.40	0.00	0.00	0.00	29,391.40	0.00
G	11/01/22 - 11/30/22	30	231,394.83	124,924.13	0.00	124,924.13	8,912.86	0.00	0.00	116,011.27	241,213.77
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			231,394.83	2,310,468.21	0.00	2,310,468.21	8,912.86	0.00	0.00	2,301,555.35	241,213.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252TAY1	4.698865%	35,656,000.00	35,656,000.00	0.00	139,618.93	0.00	0.00	139,618.93	35,656,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			122,918,000.03	122,918,000.00	0.00	395,439.86	0.00	0.00	395,439.86	122,918,000.00

Exchangeable Certificate Details
PEZ	36252TAX3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	2,753,936.97
Gain-on-Sale Reserve Account Summary
Beginning Reserve Account Balance	445,238.78
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Reserve Account Balance	445,238.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,322,614.90	Master Servicing Fee	6,319.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,933.66
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	245.85
ARD Interest	0.00	Operating Advisor Fee	1,155.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	491.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,146.71
Total Interest Collected	2,322,614.90

Principal		Expenses/Reimbursements
Scheduled Principal	421,610.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,969.42
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,254.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	30,771.33	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,189.00
Total Principal Collected	452,381.62	Total Expenses/Reimbursements	8,912.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,301,555.35
Gain on Sale Proceeds Collected	0.00	Principal Distribution	452,381.62
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,753,936.97
Total Funds Collected	2,774,996.52	Total Funds Distributed	2,774,996.54

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	590,049,319.86	590,049,319.86	Beginning Certificate Balance	590,049,319.44
(-) Scheduled Principal Collections	421,610.29	421,610.29	(-) Principal Distributions	452,381.62
(-) Unscheduled Principal Collections	30,771.33	30,771.33	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	589,596,938.24	589,596,938.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	590,516,806.69	590,516,806.69	Ending Certificate Balance	589,596,937.82
Ending Actual Collateral Balance	590,103,542.19	590,103,542.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP
5,000,000 or less	4	15,525,647.94	2.63%	39	4.8385	2.210648	1.30 or less	6	79,754,068.99	13.53%	38	4.9662	1.115479
5,000,001 to 10,000,000	8	60,164,227.50	10.20%	39	4.7169	1.703192	1.31-1.40	6	99,589,538.67	16.89%	39	4.9793	1.355968
10,000,001 to 15,000,000	7	91,789,587.27	15.57%	38	4.7772	1.572259	1.41-1.50	3	39,540,501.17	6.71%	38	4.8212	1.467919
15,000,001 to 20,000,000	4	68,483,589.16	11.62%	38	4.8548	1.334540	1.51-1.60	1	9,010,872.13	1.53%	41	4.8870	1.570000
20,000,001 to 30,000,000	4	90,506,627.51	15.35%	38	5.0099	1.474866	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	32,098,566.17	5.44%	37	5.0640	1.910000	1.71-1.80	4	76,709,854.76	13.01%	41	4.5536	1.755920
40,000,001 to 60,000,000	1	58,500,000.00	9.92%	41	4.5700	1.760000	1.81-1.90	4	98,473,137.04	16.70%	38	4.2028	1.865415
60,000,001 or greater	2	149,500,000.00	25.36%	38	4.4381	2.054348	1.91-2.00	1	32,098,566.17	5.44%	37	5.0640	1.910000
Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276	2.01-3.00	5	126,591,706.62	21.47%	38	4.7625	2.243583
							3.01 or greater	1	4,800,000.00	0.81%	38	4.4700	3.640000
							Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP
							Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP
Alaska	1	8,519,841.89	1.45%	40	4.3000	1.730000
							Industrial	3	23,945,743.95	4.06%	40	4.6294	1.819815
Arizona	1	9,010,872.13	1.53%	41	4.8870	1.570000
							Lodging	4	75,789,385.03	12.85%	38	5.1566	1.480399
California	2	53,394,149.12	9.06%	37	5.0943	1.535093
							Mixed Use	1	26,367,405.89	4.47%	36	4.6750	2.070000
Colorado	3	158,863,561.47	26.94%	38	4.4754	1.979237
							Multi-Family	4	45,410,705.87	7.70%	38	4.8629	1.633991
Delaware	1	6,415,029.93	1.09%	38	4.7050	2.290000
							Office	1	74,500,000.00	12.64%	38	4.7815	2.250000
Georgia	1	11,570,000.00	1.96%	41	4.4010	1.880000
							Retail	18	314,734,203.30	53.38%	39	4.6006	1.619702
Illinois	1	3,584,918.60	0.61%	40	5.4230	1.070000
							Self Storage	1	5,820,801.51	0.99%	37	4.5980	2.650000
Indiana	1	14,809,501.17	2.51%	37	4.7740	1.460000
							Totals	34	589,596,938.24	100.00%	39	4.7234	1.736276
Kentucky	1	5,820,801.51	0.99%	37	4.5980	2.650000

Nevada	1	4,800,000.00	0.81%	38	4.4700	3.640000

New York	7	97,255,900.00	16.50%	38	4.8495	1.373363

North Carolina	3	43,809,435.52	7.43%	37	4.7485	2.128233

Ohio	2	11,903,137.04	2.02%	39	4.6771	1.885355

Pennsylvania	3	80,895,235.91	13.72%	40	4.7735	1.646495

South Carolina	1	13,527,816.81	2.29%	36	4.7480	1.260000

Tennessee	1	5,736,452.53	0.97%	38	4.7100	1.750000

Texas	1	20,448,402.76	3.47%	41	4.9830	1.370000

Virginia	1	16,203,189.16	2.75%	37	4.8720	1.220000

Totals	34	589,596,938.24	100.00%	39	4.7234	1.736276

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP
	3.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 4.250%	1	75,000,000.00	12.72%	38	4.0970	1.860000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	24,889,841.89	4.22%	40	4.3797	2.168070	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	129,037,035.05	21.89%	39	4.6255	1.845084	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	248,903,503.51	42.22%	38	4.8445	1.697434	49 months or greater	31	566,568,245.55	96.09%	38	4.7244	1.725092
	5.001% to 5.250%	3	62,757,710.59	10.64%	38	5.0908	1.422432	Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276
	5.251% or greater	2	25,980,154.51	4.41%	39	5.3213	1.311364
	Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP
	100 months or less	31	566,568,245.55	96.09%	38	4.7244	1.725092	Interest Only	13	324,813,069.00	55.09%	39	4.5896	1.813141
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	354 months or less	18	241,755,176.55	41.00%	38	4.9055	1.606793
	Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	23,028,692.69	3.91%	41	4.6995	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	566,568,245.55	96.09%	38	4.7244	1.725092
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	589,596,938.24	100.00%	39	4.7234	1.736276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	30520892	RT	Boulder	CO	Actual/360	4.097%	256,062.50	0.00	0.00	N/A	02/06/26	--	75,000,000.00	75,000,000.00	12/06/22
3	30520891	OF	Centennial	CO	Actual/360	4.782%	296,851.46	0.00	0.00	N/A	02/06/26	--	74,500,000.00	74,500,000.00	12/06/22
4	30310788	RT	Wyncote	PA	Actual/360	4.570%	222,787.50	0.00	0.00	N/A	05/06/26	--	58,500,000.00	58,500,000.00	12/06/22
6	30520886	LO	San Diego	CA	Actual/360	5.064%	135,636.60	42,807.54	0.00	N/A	01/06/26	--	32,141,373.71	32,098,566.17	12/06/22
7	30520847	MU	Charlotte	NC	Actual/360	4.675%	102,926.44	52,214.43	0.00	N/A	12/05/25	--	26,419,620.32	26,367,405.89	12/06/22
8	30520910	LO	Pittsburgh	PA	Actual/360	5.305%	99,181.21	39,722.59	0.00	N/A	03/06/26	--	22,434,958.50	22,395,235.91	12/06/22
9	30520898	LO	Sunnyvale	CA	Actual/360	5.140%	91,493.87	64,853.62	0.00	N/A	02/06/26	--	21,360,436.57	21,295,582.95	12/06/22
10	30310790	RT	Humble	Tx	Actual/360	4.983%	85,048.29	32,824.00	0.00	N/A	05/06/26	--	20,481,226.76	20,448,402.76	12/06/22
11	30520909	RT	Brooklyn	NY	Actual/360	4.849%	74,165.42	0.00	0.00	N/A	02/06/26	--	18,352,100.00	18,352,100.00	12/06/22
12	30520906	RT	Brooklyn	NY	Actual/360	4.849%	73,345.86	0.00	0.00	N/A	02/06/26	--	18,149,300.00	18,149,300.00	12/06/22
13	30520885	RT	Bristol	VA	Actual/360	4.872%	65,887.95	25,369.06	0.00	N/A	01/06/26	--	16,228,558.22	16,203,189.16	12/06/22
14	30310791	LO	Princeton	NJ	Actual/360	4.556%	55,547.84	28,600.23	0.00	N/A	05/06/26	--	14,632,292.92	14,603,692.69	12/06/22
15	30520904	RT	Corona	NY	Actual/360	4.849%	63,766.88	0.00	0.00	N/A	02/06/26	--	15,779,000.00	15,779,000.00	12/06/22
16	30520887	MF	Evansville	IN	Actual/360	4.774%	58,999.77	20,772.21	0.00	N/A	01/06/26	--	14,830,273.38	14,809,501.17	12/06/22
17	30310792	MF	Fayetteville	NC	Actual/360	4.927%	55,484.75	25,169.16	0.00	N/A	04/06/26	--	13,513,638.45	13,488,469.29	11/04/22
18	30520905	RT	Ridgewood	NY	Actual/360	4.849%	57,610.04	0.00	0.00	N/A	02/06/26	--	14,255,500.00	14,255,500.00	12/06/22
19	30520846	MF	Conway	SC	Actual/360	4.748%	53,600.84	19,152.15	0.00	N/A	12/05/25	--	13,546,968.96	13,527,816.81	12/06/22
20	30520903	RT	Brooklyn	NY	Actual/360	4.849%	56,140.64	0.00	0.00	N/A	02/06/26	--	13,891,900.00	13,891,900.00	12/06/22
21	30310793	RT	Decatur	GA	Actual/360	4.401%	42,432.98	0.00	0.00	N/A	05/06/26	--	11,570,000.00	11,570,000.00	12/06/22
22	30520907	RT	Brooklyn	NY	Actual/360	4.849%	41,408.26	0.00	0.00	N/A	02/06/26	--	10,246,400.00	10,246,400.00	12/06/22
23	30310794	IN	Glendale	AZ	Actual/360	4.887%	36,765.24	16,811.37	0.00	N/A	05/06/26	--	9,027,683.50	9,010,872.13	12/06/22
24	30520916	RT	Aurora	CO	Actual/360	5.071%	39,627.79	13,947.96	0.00	N/A	04/06/26	--	9,377,509.43	9,363,561.47	09/06/19
25	30310795	IN	Anchorage	AK	Actual/360	4.300%	30,591.82	17,410.71	0.00	N/A	04/06/26	--	8,537,252.60	8,519,841.89	12/06/22
26	30520900	RT	Troy	OH	Actual/360	4.561%	33,182.21	14,277.20	0.00	N/A	02/06/26	--	8,730,245.24	8,715,968.04	12/06/22
27	30310796	SS	San Rafael	CA	Actual/360	4.949%	34,746.10	0.00	0.00	N/A	05/06/26	--	8,425,000.00	8,425,000.00	12/06/22
28	30520901	IN	Newark	DE	Actual/360	4.705%	25,187.79	9,062.14	0.00	N/A	02/06/26	--	6,424,092.07	6,415,029.93	12/06/22
29	30520908	RT	Brooklyn	NY	Actual/360	4.849%	26,598.30	0.00	0.00	N/A	02/06/26	--	6,581,700.00	6,581,700.00	12/06/22
30	30520896	RT	Athens	TN	Actual/360	4.710%	22,551.58	9,173.92	0.00	N/A	02/06/26	--	5,745,626.45	5,736,452.53	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	30520884	SS	Wilder	KY	Actual/360	4.598%	22,335.62	8,415.87	0.00	N/A	01/06/26	--	5,829,217.38	5,820,801.51	12/06/22
33	30520902	RT	Las Vegas	NV	Actual/360	4.470%	17,880.00	0.00	0.00	N/A	02/06/26	--	4,800,000.00	4,800,000.00	12/06/22
35	30520895	RT	Clayton	NC	Actual/360	4.630%	15,278.87	6,404.73	0.00	N/A	02/06/26	--	3,959,965.07	3,953,560.34	12/06/22
36	30520915	MF	Chicago	IL	Actual/360	5.423%	16,225.22	5,392.73	0.00	N/A	04/06/26	--	3,590,311.33	3,584,918.60	12/06/22
37	30520918	RT	Ashland	OH	Actual/360	4.995%	13,265.26	0.00	0.00	N/A	04/06/26	--	3,187,169.00	3,187,169.00	12/06/22
Totals							2,322,614.90	452,381.62	0.00				590,049,319.86	589,596,938.24
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	13,576,061.72	12,159,104.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,030,915.35	15,120,717.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,139,620.48	5,283,854.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,824,559.54	4,525,343.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,027,851.15	4,253,819.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,505,743.30	6,838,570.07	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(579,620.64)	1,248,954.06	01/01/22	06/30/22	--	0.00	0.00	497,215.58	497,215.58	0.00	0.00
10	2,032,531.37	2,123,319.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,235,651.98	1,225,869.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,306,336.07	1,322,933.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,328,827.60	1,365,075.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,014,746.37	1,004,822.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,459,021.24	1,452,353.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,198,662.26	2,366,419.04	10/01/21	09/30/22	--	0.00	0.00	80,597.60	80,597.60	0.00	0.00
18	1,031,030.69	1,018,890.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	716,940.46	1,143,167.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	894,025.25	922,094.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,161,287.47	1,055,832.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	675,027.54	673,502.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,092,860.30	1,067,666.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	616,853.36	644,516.00	01/01/22	06/30/22	03/07/22	466,503.23	35,036.84	51,474.65	2,052,831.91	191,432.90	0.00
25	768,905.87	1,060,423.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,100,622.94	1,138,270.80	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	862,149.03	980,882.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	442,543.18	479,202.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	685,022.28	720,912.16	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	890,009.20	989,805.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	805,412.57	843,854.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	484,145.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	252,630.18	286,245.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	313,405.20	313,405.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,893,779.18	73,629,828.01				466,503.23	35,036.84	629,287.83	2,630,645.09	191,432.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	30520898	30,771.33	Partial Liquidation (Curtailment)	0.00	0.00
Totals		30,771.33		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure				REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/22	0	0.00	0	0.00	1	9,363,561.47	0		0.00	1	9,363,561.47	0	0.00	1	30,771.33	0	0.00	4.723439%	4.699725%	39
11/14/22	0	0.00	0	0.00	1	9,377,509.43	0		0.00	2	9,377,509.43	0	0.00	0	0.00	1	4,570,613.72	4.723568%	4.699851%	40
10/13/22	0	0.00	0	0.00	2	13,960,695.28	0		0.00	2	13,960,695.28	0	0.00	0	0.00	0	0.00	4.729328%	4.705662%	41
09/12/22	0	0.00	0	0.00	2	13,980,839.37	0		0.00	2	13,980,839.37	0	0.00	0	0.00	0	0.00	4.729437%	4.705768%	42
08/12/22	0	0.00	0	0.00	2	13,998,883.86	0		0.00	2	13,998,883.86	0	0.00	1	73,401.38	0	0.00	4.729534%	4.705863%	43
07/12/22	0	0.00	0	0.00	2	14,016,848.04	0		0.00	2	14,016,848.04	0	0.00	1	108,014.81	0	0.00	4.729681%	4.706009%	44
06/10/22	0	0.00	0	0.00	3	35,536,367.21	0		0.00	2	14,036,750.21	1	21,499,617.00	0	0.00	0	0.00	4.729725%	4.706048%	45
05/12/22	0	0.00	0	0.00	3	35,201,976.03	0		0.00	2	14,054,545.82	0	0.00	0	0.00	0	0.00	4.729557%	4.705875%	46
04/12/22	0	0.00	0	0.00	3	35,256,429.96	0		0.00	2	14,074,285.58	0	0.00	0	0.00	0	0.00	4.729665%	4.705979%	47
03/11/22	0	0.00	0	0.00	3	35,305,608.69	0		0.00	2	14,091,914.12	0	0.00	0	0.00	0	0.00	4.729761%	4.706073%	48
02/11/22	0	0.00	0	0.00	3	35,369,721.50	0		0.00	2	14,115,552.02	0	0.00	0	0.00	0	0.00	4.729888%	4.706197%	49
01/12/22	0	0.00	0	0.00	3	35,418,399.11	0		0.00	2	14,132,996.83	0	0.00	0	0.00	0	0.00	4.729983%	4.706290%	50
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30310792	11/04/22	0	A	80,597.60	80,597.60	0.00	13,513,638.45
24	30520916	09/06/19	38	6	51,474.65	2,052,831.91	201,727.57	9,844,996.26	10/11/19	7			02/16/21
Totals					132,072.25	2,133,429.51	201,727.57	23,358,634.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		39,895,223	39,895,223	0		0
37 - 48 Months		549,701,716	540,338,154	0		9,363,561
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	589,596,938	580,233,377	0	0	0	9,363,561
Nov-22	590,049,320	580,671,810	0	0	0	9,377,509
Oct-22	595,004,945	581,044,250	0	0	0	13,960,695
Sep-22	595,429,470	581,448,631	0	0	0	13,980,839
Aug-22	595,816,375	581,817,491	0	0	0	13,998,884
Jul-22	596,275,738	582,258,890	0	0	0	14,016,848
Jun-22	596,602,655	561,066,288	0	0	21,499,617	14,036,750
May-22	596,602,655	561,400,679	0	0	21,147,430	14,054,546
Apr-22	597,020,795	561,764,365	0	0	21,182,144	14,074,286
Mar-22	597,401,467	562,095,858	0	0	21,213,695	14,091,914
Feb-22	597,888,048	562,518,326	0	0	21,254,169	14,115,552
Jan-22	598,265,089	562,846,689	0	0	21,285,402	14,132,997
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	30520916	9,363,561.47	9,844,996.26	12,100,000.00	02/10/22	502,042.00	0.78000	06/30/22	04/06/26	280
Totals		9,363,561.47	9,844,996.26	12,100,000.00		502,042.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	30520916	RT	CO	10/11/19	7

"12/5/2022 - REO Title Date: 2/16/21. Description of Collateral: Subject is a 72,991 SF unanchored neighborhood retail center located in Aurora, CO, 10 miles SE of Denver. The property was built in 1980. Collateral is made up of five buildings constructed in 1980 on a 6.99-acre site. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Some of the islands in the parking lot are being revamped. Leasing Summary: Signed four new leases and extended

Panera into late 2032. Asset is now stabilized at 92% occupancy. Marketing Summary: Property is not currently listed for sale, but BOVs are being updated and the asset should go to market in Q4 2022. Assume any sale would occur in 2023 however, hopefully sooner in the year.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30520886	33,000,000.00	5.06400%	33,000,000.00 5.06400%		8	08/18/20	08/06/20	10/27/20
8	30520910	23,373,778.20	5.30500%	23,373,778.20 5.30500%		8	09/04/20	06/06/20	09/15/20
9	30520898	21,822,509.71	5.14000%	21,822,509.71 5.14000%		8	08/06/20	05/06/20	08/19/20
9	30520898	0.00	5.14000%	0.00	5.14000%	8	03/11/22	03/06/22	06/06/22
Totals		78,196,287.91		78,196,287.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	30520917 11/14/22	4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	30520917	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	1,254.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	1,969.42	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,189.00	0.00
Total	0.00	0.00	3,500.00	0.00	1,254.44	1,969.42	0.00	0.00	0.00	0.00	2,189.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,912.86

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28